Recently Issued and Adopted Accounting Pronouncements and Regulatory Items - Adjusted Financial Statements to Apply Adopted Guidance (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of operations
Revenue		$ 288.2	$ 388.4	$ 442.5
Costs and expenses:
Costs of sales		251.4	273.5	236.2
Gross margin		36.8	114.9	206.3
Selling, general and administrative expenses		44.6	40.5	21.1
Corporate allocations		0.0	0.0	15.7
Research and development expenses		3.7	3.3	3.8
Restructuring and other charges		10.7	6.2	2.6
Separation-related costs		(1.1)	6.3	9.3
Total costs and expenses		309.3	329.8	288.7
(Loss)/income from operations before loss on debt extinguishment, equity in net loss of unconsolidated affiliate, non-operating pension benefit charges, interest expense, net and income taxes		(21.1)	58.6	153.8
Loss on debt extinguishment		0.1	0.0	0.0
Equity in net loss of unconsolidated affiliate		0.5	0.8	0.0
Non-operating pension benefit charges		0.0	0.0	(0.2)
Interest expense, net		0.3	0.0	0.3
(Loss)/income from operations before income taxes		(22.0)	57.8	153.7
Income tax (benefit)/expense		(5.7)	7.6	27.1
Net (loss)/income		$ (16.3)	$ 50.2	$ 126.6
Net income per weighted average share - basic (in dollars per share)		$ (0.11)	$ 0.34	$ 0.99
Net income per weighted average share - diluted (in dollars per share)		$ (0.11)	$ 0.34	$ 0.99
Weighted average common shares outstanding - basic (in shares)	[1]	146,200,000	146,000,000.0	127,700,000
Diluted (in shares)	[1]	146,200,000	146,400,000	127,700,000
Current assets
Cash and cash equivalents		$ 11.6	$ 16.8
Allowance for trade receivable		0.4	0.3
Receivables from contracts with customers, net of allowances		76.3	90.0
Inventories, net		105.6	113.4
Prepaid and other current assets		56.3	51.8
Total current assets		249.8	272.0
Investments		23.8	2.2
Accumulated depreciation		222.4	202.2
Property, plant and equipment, net of accumulated depreciation of $222.4 in 2020 and $202.2 in 2019		545.3	468.8
Deferred income taxes		13.4	8.2
Right of use assets - operating leases, net		16.1	16.9
Other assets		88.4	91.5
Total assets		936.8	859.6
Current liabilities
Accounts payable, trade and other		43.9	83.1
Accrued customer rebates		0.3	0.0
Accrued and other liabilities		36.7	36.4
Operating lease liabilities - current		1.4	2.1
Income taxes		0.0	0.9
Total current liabilities		82.3	122.5
Long-term debt		274.6	154.6
Operating lease liabilities - long-term		14.8	15.4
Environmental liabilities		6.1	6.4
Deferred income taxes		5.6	6.7
Other long-term liabilities		17.2	10.0
Commitments and contingent liabilities (Note 15)		0.0	0.0
Liabilities		$ 400.6	$ 315.6
Equity
Common stock, par value (in dollars per share)		$ 0.001
Common stock, shares authorized (in shares)		2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)		146,461,249	146,085,696	146,000,000
Shares of common stock outstanding (in shares)		146,361,981	145,981,684	146,000,000
Common stock; $0.001 par value; 2 billion shares authorized; in 2018; 146,461,249 and 146,085,696 shares issued; 146,361,981 and 145,981,684 outstanding at December 31, 2020 and 2019, respectively		$ 0.1	$ 0.1
Capital in excess of par value of common stock		520.9	516.4
Retained earnings		60.3	76.6
Accumulated other comprehensive loss		$ (44.4)	$ (48.3)
Treasury stock, at cost (in shares)		99,268	104,012
Treasury stock, common, at cost; 99,268 and 104,012 shares at December 31, 2020 and 2019, respectively		$ (0.7)	$ (0.8)
Total equity		536.2	544.0	$ 489.6	$ 386.6
Total liabilities and equity		936.8	859.6
Cash provided by operating activities:
Net (loss)/income		(16.3)	50.2	126.6
Adjustments to reconcile net (loss)/income to cash provided by operating activities:
Depreciation and amortization		25.0	20.9	17.8
Restructuring and other charges		3.3	2.1	2.6
Separation-related charges		(0.3)	0.9	0.0
Deferred income taxes		(6.3)	(0.9)	(3.1)
Share-based compensation		4.1	4.3	4.4
Change in investments in trust fund securities		1.0	0.1	0.0
Equity method investments gain/loss		0.5	0.0	0.0
Loss on debt extinguishment		0.1	0.0	0.0
Deferred financing fee amortization		0.7	0.0	0.0
Loss on asset disposal		0.6	0.0	0.0
Changes in operating assets and liabilities:
Trade receivables, net		15.3	51.4	(20.8)
Changes in deferred compensation		0.7	0.6	0.0
Inventories		10.1	(40.6)	(24.2)
Accounts payable, trade and other		(39.8)	10.8	13.8
Income taxes		(0.9)	(0.7)	(5.1)
Change in prepaid and other current assets and other assets		(9.9)	(2.7)	(31.8)
Change in accrued and other current and long-term liabilities		18.4	(14.6)	(12.4)
Cash provided by operating activities		6.3	58.1	92.0
Cash required by investing activities:
Capital expenditures		(124.0)	(184.3)	(73.6)
Investments in rabbi trust fund securities		(0.6)	(0.4)	0.0
Proceeds from settlement of long-term supply agreement		10.0	0.0	0.0
Investments in unconsolidated affiliate		(15.0)	(0.8)	0.0
Other investing activities		(1.5)	(4.5)	(4.8)
Cash required by investing activities		(131.1)	(190.0)	(78.4)
Cash provided by financing activities:
Proceeds from Revolving Credit Facility		175.5	232.0	34.0
Repayments of long Revolving Credit Facility		(294.6)	(111.4)	0.0
Proceeds from 2025 Notes		245.8	0.0	0.0
Payments of financing fees		(8.4)	(0.1)	0.0
Proceeds from issuance of common stock		0.8	0.0	0.0
Cash provided by financing activities		119.1	120.5	13.0
Effect of exchange rate changes on cash and cash equivalents		0.5	(0.1)	0.5
(Decrease)/increase in cash and cash equivalents		(5.2)	(11.5)	27.1
Cash and cash equivalents, beginning of period		16.8	28.3	1.2
Cash and cash equivalents, end of period		11.6	16.8	$ 28.3
Accounting Standards Update 2020-06
Statement of operations
Revenue		0.0
Costs and expenses:
Costs of sales		0.0
Gross margin		0.0
Selling, general and administrative expenses		0.0
Corporate allocations		0.0
Research and development expenses		0.0
Restructuring and other charges		0.0
Separation-related costs		0.0
Total costs and expenses		0.0
(Loss)/income from operations before loss on debt extinguishment, equity in net loss of unconsolidated affiliate, non-operating pension benefit charges, interest expense, net and income taxes		0.0
Loss on debt extinguishment		0.0
Equity in net loss of unconsolidated affiliate		0.0
Non-operating pension benefit charges		0.0
Interest expense, net		(3.4)
(Loss)/income from operations before income taxes		3.4
Income tax (benefit)/expense		0.8
Net (loss)/income		$ 2.6
Net income per weighted average share - basic (in dollars per share)		$ 0.02
Net income per weighted average share - diluted (in dollars per share)		$ 0.02
Weighted average common shares outstanding - basic (in shares)		146,200,000
Diluted (in shares)		146,200,000
Current assets
Cash and cash equivalents		$ 0.0
Receivables from contracts with customers, net of allowances		0.0
Inventories, net		0.0
Prepaid and other current assets		0.0
Total current assets		0.0
Investments		0.0
Property, plant and equipment, net of accumulated depreciation of $222.4 in 2020 and $202.2 in 2019		0.0
Deferred income taxes		0.0
Right of use assets - operating leases, net		0.0
Other assets		0.0
Total assets		0.0
Current liabilities
Accounts payable, trade and other		0.0
Accrued customer rebates		0.0
Accrued and other liabilities		0.0
Operating lease liabilities - current		0.0
Income taxes		0.0
Total current liabilities		0.0
Long-term debt		37.9
Operating lease liabilities - long-term		0.0
Environmental liabilities		0.0
Deferred income taxes		(8.3)
Other long-term liabilities		0.0
Commitments and contingent liabilities (Note 15)		0.0
Liabilities		29.6
Equity
Common stock; $0.001 par value; 2 billion shares authorized; in 2018; 146,461,249 and 146,085,696 shares issued; 146,361,981 and 145,981,684 outstanding at December 31, 2020 and 2019, respectively		0.0
Capital in excess of par value of common stock		(32.2)
Retained earnings		2.6
Accumulated other comprehensive loss		0.0
Treasury stock, common, at cost; 99,268 and 104,012 shares at December 31, 2020 and 2019, respectively		0.0
Total equity		(29.6)
Total liabilities and equity		0.0
Cash provided by operating activities:
Net (loss)/income		2.6
Adjustments to reconcile net (loss)/income to cash provided by operating activities:
Depreciation and amortization		0.0
Restructuring and other charges		0.0
Separation-related charges		0.0
Deferred income taxes		0.8
Share-based compensation		0.0
Change in investments in trust fund securities		0.0
Equity method investments gain/loss		0.0
Loss on debt extinguishment		0.0
Deferred financing fee amortization		(3.4)
Loss on asset disposal		0.0
Changes in operating assets and liabilities:
Trade receivables, net		0.0
Changes in deferred compensation		0.0
Inventories		0.0
Accounts payable, trade and other		0.0
Income taxes		0.0
Change in prepaid and other current assets and other assets		0.0
Change in accrued and other current and long-term liabilities		0.0
Cash provided by operating activities		0.0
Cash required by investing activities:
Capital expenditures		0.0
Investments in rabbi trust fund securities		0.0
Proceeds from settlement of long-term supply agreement		0.0
Investments in unconsolidated affiliate		0.0
Other investing activities		0.0
Cash required by investing activities		0.0
Cash provided by financing activities:
Proceeds from Revolving Credit Facility		0.0
Repayments of long Revolving Credit Facility		0.0
Proceeds from 2025 Notes		0.0
Payments of financing fees		0.0
Proceeds from issuance of common stock		0.0
Cash provided by financing activities		0.0
Effect of exchange rate changes on cash and cash equivalents		0.0
(Decrease)/increase in cash and cash equivalents		0.0
Cash and cash equivalents, beginning of period		0.0
Cash and cash equivalents, end of period		0.0	0.0
As Reported
Statement of operations
Revenue		288.2
Costs and expenses:
Costs of sales		251.4
Gross margin		36.8
Selling, general and administrative expenses		44.6
Corporate allocations		0.0
Research and development expenses		3.7
Restructuring and other charges		10.7
Separation-related costs		(1.1)
Total costs and expenses		309.3
(Loss)/income from operations before loss on debt extinguishment, equity in net loss of unconsolidated affiliate, non-operating pension benefit charges, interest expense, net and income taxes		(21.1)
Loss on debt extinguishment		0.1
Equity in net loss of unconsolidated affiliate		0.5
Non-operating pension benefit charges		0.0
Interest expense, net		3.7
(Loss)/income from operations before income taxes		(25.4)
Income tax (benefit)/expense		(6.5)
Net (loss)/income		$ (18.9)
Net income per weighted average share - basic (in dollars per share)		$ (0.13)
Net income per weighted average share - diluted (in dollars per share)		$ (0.13)
Weighted average common shares outstanding - basic (in shares)		146,200,000
Diluted (in shares)		146,200,000
Current assets
Cash and cash equivalents		$ 11.6
Receivables from contracts with customers, net of allowances		76.3
Inventories, net		105.6
Prepaid and other current assets		56.3
Total current assets		249.8
Investments		23.8
Property, plant and equipment, net of accumulated depreciation of $222.4 in 2020 and $202.2 in 2019		545.3
Deferred income taxes		13.4
Right of use assets - operating leases, net		16.1
Other assets		88.4
Total assets		936.8
Current liabilities
Accounts payable, trade and other		43.9
Accrued customer rebates		0.3
Accrued and other liabilities		36.7
Operating lease liabilities - current		1.4
Income taxes		0.0
Total current liabilities		82.3
Long-term debt		236.7
Operating lease liabilities - long-term		14.8
Environmental liabilities		6.1
Deferred income taxes		13.9
Other long-term liabilities		17.2
Commitments and contingent liabilities (Note 15)		0.0
Liabilities		371.0
Equity
Common stock; $0.001 par value; 2 billion shares authorized; in 2018; 146,461,249 and 146,085,696 shares issued; 146,361,981 and 145,981,684 outstanding at December 31, 2020 and 2019, respectively		0.1
Capital in excess of par value of common stock		553.1
Retained earnings		57.7
Accumulated other comprehensive loss		(44.4)
Treasury stock, common, at cost; 99,268 and 104,012 shares at December 31, 2020 and 2019, respectively		(0.7)
Total equity		565.8
Total liabilities and equity		936.8
Cash provided by operating activities:
Net (loss)/income		(18.9)
Adjustments to reconcile net (loss)/income to cash provided by operating activities:
Depreciation and amortization		25.0
Restructuring and other charges		3.3
Separation-related charges		(0.3)
Deferred income taxes		(7.1)
Share-based compensation		4.1
Change in investments in trust fund securities		1.0
Equity method investments gain/loss		0.5
Loss on debt extinguishment		0.1
Deferred financing fee amortization		4.1
Loss on asset disposal		0.6
Changes in operating assets and liabilities:
Trade receivables, net		15.3
Changes in deferred compensation		0.7
Inventories		10.1
Accounts payable, trade and other		(39.8)
Income taxes		(0.9)
Change in prepaid and other current assets and other assets		(9.9)
Change in accrued and other current and long-term liabilities		18.4
Cash provided by operating activities		6.3
Cash required by investing activities:
Capital expenditures		(124.0)
Investments in rabbi trust fund securities		(0.6)
Proceeds from settlement of long-term supply agreement		10.0
Investments in unconsolidated affiliate		(15.0)
Other investing activities		(1.5)
Cash required by investing activities		(131.1)
Cash provided by financing activities:
Proceeds from Revolving Credit Facility		175.5
Repayments of long Revolving Credit Facility		(294.6)
Proceeds from 2025 Notes		245.8
Payments of financing fees		(8.4)
Proceeds from issuance of common stock		0.8
Cash provided by financing activities		119.1
Effect of exchange rate changes on cash and cash equivalents		0.5
(Decrease)/increase in cash and cash equivalents		(5.2)
Cash and cash equivalents, beginning of period		16.8
Cash and cash equivalents, end of period		11.6	16.8
As Adjusted | Accounting Standards Update 2020-06
Statement of operations
Revenue		288.2
Costs and expenses:
Costs of sales		251.4
Gross margin		36.8
Selling, general and administrative expenses		44.6
Corporate allocations		0.0
Research and development expenses		3.7
Restructuring and other charges		10.7
Separation-related costs		(1.1)
Total costs and expenses		309.3
(Loss)/income from operations before loss on debt extinguishment, equity in net loss of unconsolidated affiliate, non-operating pension benefit charges, interest expense, net and income taxes		(21.1)
Loss on debt extinguishment		0.1
Equity in net loss of unconsolidated affiliate		0.5
Non-operating pension benefit charges		0.0
Interest expense, net		0.3
(Loss)/income from operations before income taxes		(22.0)
Income tax (benefit)/expense		(5.7)
Net (loss)/income		$ (16.3)
Net income per weighted average share - basic (in dollars per share)		$ (0.11)
Net income per weighted average share - diluted (in dollars per share)		$ (0.11)
Weighted average common shares outstanding - basic (in shares)		146,200,000
Diluted (in shares)		146,200,000
Current assets
Cash and cash equivalents		$ 11.6
Receivables from contracts with customers, net of allowances		76.3
Inventories, net		105.6
Prepaid and other current assets		56.3
Total current assets		249.8
Investments		23.8
Property, plant and equipment, net of accumulated depreciation of $222.4 in 2020 and $202.2 in 2019		545.3
Deferred income taxes		13.4
Right of use assets - operating leases, net		16.1
Other assets		88.4
Total assets		936.8
Current liabilities
Accounts payable, trade and other		43.9
Accrued customer rebates		0.3
Accrued and other liabilities		36.7
Operating lease liabilities - current		1.4
Income taxes		0.0
Total current liabilities		82.3
Long-term debt		274.6
Operating lease liabilities - long-term		14.8
Environmental liabilities		6.1
Deferred income taxes		5.6
Other long-term liabilities		17.2
Commitments and contingent liabilities (Note 15)		0.0
Liabilities		400.6
Equity
Common stock; $0.001 par value; 2 billion shares authorized; in 2018; 146,461,249 and 146,085,696 shares issued; 146,361,981 and 145,981,684 outstanding at December 31, 2020 and 2019, respectively		0.1
Capital in excess of par value of common stock		520.9
Retained earnings		60.3
Accumulated other comprehensive loss		(44.4)
Treasury stock, common, at cost; 99,268 and 104,012 shares at December 31, 2020 and 2019, respectively		(0.7)
Total equity		536.2
Total liabilities and equity		936.8
Cash provided by operating activities:
Net (loss)/income		(16.3)
Adjustments to reconcile net (loss)/income to cash provided by operating activities:
Depreciation and amortization		25.0
Restructuring and other charges		3.3
Separation-related charges		(0.3)
Deferred income taxes		(6.3)
Share-based compensation		4.1
Change in investments in trust fund securities		1.0
Equity method investments gain/loss		0.5
Loss on debt extinguishment		0.1
Deferred financing fee amortization		0.7
Loss on asset disposal		0.6
Changes in operating assets and liabilities:
Trade receivables, net		15.3
Changes in deferred compensation		0.7
Inventories		10.1
Accounts payable, trade and other		(39.8)
Income taxes		(0.9)
Change in prepaid and other current assets and other assets		(9.9)
Change in accrued and other current and long-term liabilities		18.4
Cash provided by operating activities		6.3
Cash required by investing activities:
Capital expenditures		(124.0)
Investments in rabbi trust fund securities		(0.6)
Proceeds from settlement of long-term supply agreement		10.0
Investments in unconsolidated affiliate		(15.0)
Other investing activities		(1.5)
Cash required by investing activities		(131.1)
Cash provided by financing activities:
Proceeds from Revolving Credit Facility		175.5
Repayments of long Revolving Credit Facility		(294.6)
Proceeds from 2025 Notes		245.8
Payments of financing fees		(8.4)
Proceeds from issuance of common stock		0.8
Cash provided by financing activities		119.1
Effect of exchange rate changes on cash and cash equivalents		0.5
(Decrease)/increase in cash and cash equivalents		(5.2)
Cash and cash equivalents, beginning of period		16.8
Cash and cash equivalents, end of period		$ 11.6	$ 16.8

[1]	or 2018 through the completion of the public offering on October 15, 2018, the weighted average shares outstanding for both basic and diluted earnings per share were calculated using 123 million shares of common stock outstanding, which was the number of shares issued to FMC in part in exchange for the asset contribution by FMC to us. Weighted average shares outstanding for all periods prior to the completion of the public offering on October 15, 2018 excludes the 23 million shares of common stock subsequently issued as part of the public offering and over-allotment option exercise. Refer to the discussion in Note 2 for further details.